Intangible assets, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Intangible assets
Intangible assets, gross	$ 48,321,062	$ 52,302,731
Less: accumulated amortization	(39,999,028)	(36,970,335)
Less: impairment	(8,067,388)
Intangible assets, net	254,646	15,332,396
Impaired or pledged intangible assets	0	0
impairment loss of vocational education	8,051,199	0
Additions to intangible assets	0	2,043,862
Disposals to intangible assets	0	0
Amortization expenses	5,833,439	7,771,842	$ 6,651,329
Intangible assets, net
2024	72,602
2025	72,602
2026	72,602
2027	36,840
Total	254,646	15,332,396
Software
Intangible assets
Intangible assets, gross	5,610,547	6,073,217
Courseware
Intangible assets
Intangible assets, gross	30,443,609	32,954,121
Copyrights
Intangible assets
Intangible assets, gross	$ 12,266,906	$ 13,275,393